Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative assets	$ 3,303	$ 11,664
Liabilities
Derivative liabilities	167,303	97,066
Recurring
Assets
Investment, at fair value	12,110
Derivative assets	3,303	11,664
Liabilities
Derivative liabilities	167,303	97,066
Recurring | Level 1
Assets
Investment, at fair value	12,110
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Investment, at fair value	0
Derivative assets	3,303	11,664
Liabilities
Derivative liabilities	167,303	97,066
Recurring | Level 3
Assets
Investment, at fair value	0
Derivative assets	0	0
Liabilities
Derivative liabilities	$ 0	$ 0